Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
21.
Share-based compensation

In 2021, 2022 and 2023, the share option program was expanded to include more senior executives and other core Group personnel. The share-based awards are used to attract, incentivize and retain employees over the long-term by the management of the Group.

Share-based compensation expense

According to IFRS 2, this accelerates the recognition of compensation expenses resulting in a higher proportion of expenses being recognized in the early years of overall plan.

	2021	2022	2023

Share-based compensation expense	(20,057)	(19,984)	(20,859)
Share options	(19,631)	(19,984)	(20,859)
Phantom shares	(426)	-	-

Phantom share expenses of KZT 426 million represent revaluation during the 1st year of the previous phantom share program vested and discontinued in 2021.

GDR Options

The fair value of GDR options at the date of grant is determined using the Black-Scholes model. The fair value determined at the grant date is expensed over the five year vesting period, based on the Group’s estimate of the number of GDR options that will eventually vest. Recipients of GDR options are entitled to receive dividends once GDR options vested and exercised.

The inputs into the Black-Scholes model are as follows:

	2021	2022	2023
Black-Scholes model inputs:
Weighted average share price in USD	60.7	63.7	67.3
Expected volatility	45.3%	43.5%	42.4%
Risk-free rate	2.9%	3.6%	4.2%
Dividend yield	7.2%	7.0%	7.0%

Expected volatility is based on the historical share price volatility over the past 3 years.

The following table summarizes the details of the GDR options outstanding:

	2022	2023
	(GDRs)	(GDRs)

Outstanding at the beginning of the period	2,154,082	2,266,166
Granted	611,556	564,800
Forfeited	-	(9,740)
Exercised	(499,472)	(618,788)
Expired	-	-

Outstanding at the end of the period	2,266,166	2,202,438

In the years ended 31 December 2022 and 2023, 499,472 GDR options and 618,788 GDR options, respectively, were exercised and GDRs were issued from treasury shares.

The following table represents Share-based compensation reserve outstanding:

Share-Based Compensation reserve

31 December 2021	21,242
GDR options accrued	19,984
GDR options exercised	(11,952)

31 December 2022	29,274
GDR options accrued	20,859
GDR options exercised	(15,323)

31 December 2023	34,810